Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Compensation Related Costs [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	15 years 4 months 24 days	15 years 10 months 24 days
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 7,750
Defined contribution costs	¥ 34,052	¥ 25,138	¥ 21,068